John Hancock
Bond Fund
Quarterly portfolio holdings 2/28/2025

Fund’s investments
As of 2-28-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 52.6%				$14,240,120,111
(Cost $14,558,983,842)
U.S. Government 17.7%				4,795,786,661
U.S. Treasury
Bond	2.500	02-15-45	46,737,000	34,081,497
Bond	3.375	08-15-42	383,142,000	331,268,167
Bond	3.375	11-15-48	108,345,000	89,041,815
Bond	4.000	11-15-42	488,294,000	459,091,729
Bond	4.500	11-15-54	629,258,000	630,929,467
Bond	4.625	11-15-44	428,242,000	432,925,897
Bond	4.750	11-15-43	707,701,000	728,959,677
Note	4.250	01-31-30	15,878,000	16,044,223
Note	4.250	06-30-31	721,559,000	728,098,128
Note	4.375	01-31-32	612,315,000	622,360,793
Note	4.625	02-15-35	698,853,000	722,985,268
U.S. Government Agency 34.9%				9,444,333,450
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	50,439,305	45,963,432
15 Yr Pass Thru	4.500	11-01-37	14,705,745	14,618,126
15 Yr Pass Thru	4.500	12-01-37	9,830,747	9,772,173
15 Yr Pass Thru	4.500	01-01-38	10,225,125	10,164,202
15 Yr Pass Thru	4.500	02-01-38	32,100,702	31,889,376
30 Yr Pass Thru	2.000	09-01-50	107,114,277	86,988,029
30 Yr Pass Thru	2.000	03-01-52	57,343,687	46,443,650
30 Yr Pass Thru	2.500	09-01-50	24,177,090	20,477,244
30 Yr Pass Thru	2.500	08-01-51	54,927,276	46,676,178
30 Yr Pass Thru	2.500	11-01-51	41,030,718	34,841,496
30 Yr Pass Thru	2.500	12-01-51	13,003,351	10,960,608
30 Yr Pass Thru	3.000	03-01-43	2,605,544	2,385,593
30 Yr Pass Thru	3.000	12-01-45	8,938,459	8,044,214
30 Yr Pass Thru	3.000	05-01-46	1,662,290	1,497,026
30 Yr Pass Thru	3.000	10-01-46	3,696,301	3,320,730
30 Yr Pass Thru	3.000	10-01-46	2,727,599	2,453,865
30 Yr Pass Thru	3.000	10-01-46	5,180,843	4,656,052
30 Yr Pass Thru	3.000	10-01-46	38,694,212	34,798,881
30 Yr Pass Thru	3.000	12-01-46	29,682,817	26,574,073
30 Yr Pass Thru	3.000	12-01-46	7,011,677	6,303,623
30 Yr Pass Thru	3.000	04-01-47	19,775,750	17,747,854
30 Yr Pass Thru	3.000	09-01-49	10,307,078	9,141,432
30 Yr Pass Thru	3.000	10-01-49	12,773,109	11,328,575
30 Yr Pass Thru	3.000	12-01-49	12,541,371	11,056,419
30 Yr Pass Thru	3.000	01-01-50	10,778,426	9,559,474
30 Yr Pass Thru	3.000	02-01-50	6,838,051	6,064,724
30 Yr Pass Thru	3.000	11-01-50	13,311,687	11,735,526
30 Yr Pass Thru	3.000	06-01-51	66,378,602	58,705,780
30 Yr Pass Thru	3.000	02-01-52	48,020,933	42,305,035
30 Yr Pass Thru	3.000	06-01-52	56,986,747	50,221,463
30 Yr Pass Thru	3.000	08-01-52	67,564,869	59,881,608
30 Yr Pass Thru	3.500	06-01-42	1,892,901	1,775,389
30 Yr Pass Thru	3.500	04-01-44	2,857,460	2,674,451
30 Yr Pass Thru	3.500	05-01-45	4,622,780	4,299,971
30 Yr Pass Thru	3.500	08-01-46	28,296,861	26,312,042
30 Yr Pass Thru	3.500	09-01-46	5,987,935	5,554,827
30 Yr Pass Thru	3.500	10-01-46	1,070,633	994,198
2	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	10-01-46	11,370,277	$10,455,479
30 Yr Pass Thru	3.500	11-01-46	3,385,715	3,136,594
30 Yr Pass Thru	3.500	11-01-46	3,829,483	3,553,692
30 Yr Pass Thru	3.500	12-01-46	5,019,054	4,663,867
30 Yr Pass Thru	3.500	01-01-47	3,467,258	3,217,554
30 Yr Pass Thru	3.500	02-01-47	4,636,278	4,305,282
30 Yr Pass Thru	3.500	04-01-47	6,248,358	5,798,366
30 Yr Pass Thru	3.500	08-01-47	32,763,795	30,058,072
30 Yr Pass Thru	3.500	09-01-47	16,693,025	15,475,182
30 Yr Pass Thru	3.500	12-01-49	22,582,658	20,640,093
30 Yr Pass Thru	3.500	03-01-52	22,901,633	20,967,414
30 Yr Pass Thru	3.500	03-01-52	37,856,206	34,457,847
30 Yr Pass Thru	3.500	04-01-52	76,044,349	69,598,054
30 Yr Pass Thru	3.500	07-01-52	22,355,263	20,348,426
30 Yr Pass Thru	3.500	07-01-52	43,518,962	39,680,254
30 Yr Pass Thru	3.500	07-01-52	32,926,482	29,939,797
30 Yr Pass Thru	3.500	09-01-52	80,350,978	73,313,623
30 Yr Pass Thru	4.000	01-01-41	4,266,934	4,130,392
30 Yr Pass Thru	4.000	03-01-42	2,392,331	2,312,164
30 Yr Pass Thru	4.000	11-01-43	1,976,481	1,905,835
30 Yr Pass Thru	4.000	01-01-47	4,668,086	4,485,708
30 Yr Pass Thru	4.000	03-01-47	13,563,171	12,982,406
30 Yr Pass Thru	4.000	04-01-47	4,980,870	4,778,488
30 Yr Pass Thru	4.000	05-01-47	4,538,455	4,354,049
30 Yr Pass Thru	4.000	10-01-47	6,582,995	6,307,288
30 Yr Pass Thru	4.000	03-01-48	1,760,555	1,681,869
30 Yr Pass Thru	4.000	07-01-48	13,640,367	13,056,297
30 Yr Pass Thru	4.000	08-01-48	6,666,469	6,368,516
30 Yr Pass Thru	4.000	08-01-49	68,903,926	65,310,339
30 Yr Pass Thru	4.000	05-01-52	2,139,534	2,032,797
30 Yr Pass Thru	4.000	05-01-52	115,624,207	108,663,572
30 Yr Pass Thru	4.000	06-01-52	73,151,368	68,747,619
30 Yr Pass Thru	4.000	08-01-52	30,334,589	28,688,544
30 Yr Pass Thru	4.000	08-01-52	35,959,137	33,783,142
30 Yr Pass Thru	4.000	08-01-52	67,349,569	63,673,933
30 Yr Pass Thru	4.000	08-01-52	20,263,201	19,043,346
30 Yr Pass Thru	4.000	10-01-52	68,029,653	64,401,938
30 Yr Pass Thru	4.000	04-01-53	21,441,405	20,289,656
30 Yr Pass Thru	4.000	04-01-53	24,048,215	22,728,257
30 Yr Pass Thru	4.000	06-01-53	54,945,718	51,908,395
30 Yr Pass Thru	4.500	06-01-52	22,709,746	22,096,095
30 Yr Pass Thru	4.500	07-01-52	19,893,114	19,324,489
30 Yr Pass Thru	4.500	08-01-52	11,570,760	11,250,869
30 Yr Pass Thru	4.500	08-01-52	56,848,135	55,276,483
30 Yr Pass Thru	4.500	08-01-52	47,181,670	45,877,262
30 Yr Pass Thru	4.500	08-01-52	29,111,772	28,097,693
30 Yr Pass Thru	4.500	09-01-52	30,212,794	29,339,750
30 Yr Pass Thru	4.500	09-01-52	32,873,639	31,964,798
30 Yr Pass Thru	4.500	10-01-52	35,361,580	34,439,209
30 Yr Pass Thru	4.500	10-01-52	31,320,081	30,363,656
30 Yr Pass Thru	4.500	10-01-52	33,443,890	32,519,284
30 Yr Pass Thru	4.500	12-01-52	20,708,781	20,095,809
30 Yr Pass Thru	4.500	12-01-52	82,214,599	80,070,113
30 Yr Pass Thru	4.500	03-01-53	48,599,143	46,906,240
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	04-01-53	19,886,659	$19,310,451
30 Yr Pass Thru	4.500	08-01-53	61,914,179	60,081,544
30 Yr Pass Thru	4.500	08-01-53	14,640,367	14,202,443
30 Yr Pass Thru	5.000	08-01-52	35,951,388	35,826,115
30 Yr Pass Thru	5.000	08-01-52	31,563,922	31,246,800
30 Yr Pass Thru	5.000	08-01-52	38,951,766	38,706,486
30 Yr Pass Thru	5.000	10-01-52	47,606,505	47,321,604
30 Yr Pass Thru	5.000	10-01-52	35,212,368	34,858,590
30 Yr Pass Thru	5.000	10-01-52	24,474,328	24,297,269
30 Yr Pass Thru	5.000	11-01-52	9,315,366	9,218,864
30 Yr Pass Thru	5.000	12-01-52	17,153,594	17,040,217
30 Yr Pass Thru	5.000	12-01-52	34,271,804	34,066,704
30 Yr Pass Thru	5.000	12-01-52	4,261,468	4,218,653
30 Yr Pass Thru	5.000	12-01-52	28,418,526	28,301,740
30 Yr Pass Thru	5.000	01-01-53	57,507,447	56,911,698
30 Yr Pass Thru	5.000	01-01-53	34,480,094	34,241,422
30 Yr Pass Thru	5.000	03-01-53	42,082,419	41,791,125
30 Yr Pass Thru	5.000	04-01-53	38,616,034	38,312,531
30 Yr Pass Thru	5.000	06-01-53	44,039,140	43,670,994
30 Yr Pass Thru	5.000	06-01-53	56,049,045	55,626,043
30 Yr Pass Thru	5.000	06-01-53	38,883,497	38,395,626
30 Yr Pass Thru	5.000	07-01-53	10,418,976	10,341,484
30 Yr Pass Thru	5.000	07-01-53	43,300,137	42,932,757
30 Yr Pass Thru	5.000	08-01-53	72,557,394	71,987,129
30 Yr Pass Thru	5.000	08-01-53	53,756,436	53,333,938
30 Yr Pass Thru	5.000	08-01-53	48,529,475	48,163,223
30 Yr Pass Thru	5.000	11-01-54	23,833,543	23,541,952
30 Yr Pass Thru	5.500	11-01-39	1,702,713	1,768,418
30 Yr Pass Thru	5.500	06-01-53	36,667,117	37,092,368
30 Yr Pass Thru	5.500	07-01-53	42,347,557	42,851,921
30 Yr Pass Thru	5.500	08-01-53	12,957,404	13,075,286
30 Yr Pass Thru	5.500	09-01-53	27,363,723	27,681,077
30 Yr Pass Thru	5.500	09-01-53	41,229,753	41,720,803
30 Yr Pass Thru	5.500	12-01-53	13,841,755	13,951,894
30 Yr Pass Thru	5.500	04-01-54	30,580,391	30,973,276
30 Yr Pass Thru	5.500	11-01-54	34,672,743	34,764,976
30 Yr Pass Thru	5.500	01-01-55	63,069,285	63,544,518
30 Yr Pass Thru	5.500	02-01-55	21,185,000	21,430,695
Federal National Mortgage Association
15 Yr Pass Thru	2.000	04-01-37	51,300,382	46,748,099
15 Yr Pass Thru	2.500	01-01-36	51,857,997	48,649,413
15 Yr Pass Thru	4.500	11-01-37	27,634,104	27,538,540
15 Yr Pass Thru	4.500	11-01-37	18,604,230	18,493,382
15 Yr Pass Thru	4.500	02-01-38	29,021,491	28,830,437
30 Yr Pass Thru	2.000	09-01-50	17,772,850	14,433,419
30 Yr Pass Thru	2.000	02-01-51	56,991,961	45,802,581
30 Yr Pass Thru	2.000	07-01-51	83,363,941	67,153,189
30 Yr Pass Thru	2.000	07-01-51	104,254,573	83,981,479
30 Yr Pass Thru	2.500	08-01-50	22,746,328	19,308,082
30 Yr Pass Thru	2.500	08-01-50	25,395,743	21,604,639
30 Yr Pass Thru	2.500	09-01-50	102,781,261	87,437,961
30 Yr Pass Thru	2.500	09-01-50	10,154,221	8,651,081
30 Yr Pass Thru	2.500	09-01-50	54,870,194	46,576,230
30 Yr Pass Thru	2.500	08-01-51	4,809,992	4,073,914
4	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	08-01-51	36,621,044	$31,016,886
30 Yr Pass Thru	2.500	10-01-51	19,439,889	16,464,981
30 Yr Pass Thru	2.500	11-01-51	40,118,593	34,129,645
30 Yr Pass Thru	2.500	11-01-51	39,413,370	33,258,732
30 Yr Pass Thru	2.500	01-01-52	44,675,136	37,754,685
30 Yr Pass Thru	2.500	02-01-52	115,208,140	97,469,704
30 Yr Pass Thru	2.500	03-01-52	962,271	813,209
30 Yr Pass Thru	3.000	07-01-42	1,605,247	1,468,579
30 Yr Pass Thru	3.000	10-01-42	2,632,494	2,393,958
30 Yr Pass Thru	3.000	10-01-42	1,547,281	1,404,987
30 Yr Pass Thru	3.000	04-01-43	1,333,929	1,210,865
30 Yr Pass Thru	3.000	12-01-45	13,866,503	12,419,647
30 Yr Pass Thru	3.000	08-01-46	18,783,514	16,858,827
30 Yr Pass Thru	3.000	08-01-46	15,090,827	13,544,518
30 Yr Pass Thru	3.000	09-01-46	1,884,875	1,695,272
30 Yr Pass Thru	3.000	10-01-46	1,508,149	1,355,028
30 Yr Pass Thru	3.000	10-01-46	11,752,703	10,504,368
30 Yr Pass Thru	3.000	01-01-47	14,124,914	12,673,165
30 Yr Pass Thru	3.000	02-01-47	7,586,055	6,815,848
30 Yr Pass Thru	3.000	10-01-47	16,932,834	15,176,615
30 Yr Pass Thru	3.000	11-01-47	17,448,622	15,660,718
30 Yr Pass Thru	3.000	11-01-48	31,107,646	27,774,328
30 Yr Pass Thru	3.000	11-01-48	10,629,892	9,520,750
30 Yr Pass Thru	3.000	09-01-49	14,399,476	12,771,013
30 Yr Pass Thru	3.000	09-01-49	28,008,704	24,508,546
30 Yr Pass Thru	3.000	10-01-49	6,337,378	5,596,907
30 Yr Pass Thru	3.000	10-01-49	25,710,860	22,875,484
30 Yr Pass Thru	3.000	11-01-49	19,019,915	16,643,057
30 Yr Pass Thru	3.000	11-01-49	18,185,636	16,128,990
30 Yr Pass Thru	3.000	11-01-49	14,152,700	12,552,145
30 Yr Pass Thru	3.000	11-01-49	15,083,155	13,320,812
30 Yr Pass Thru	3.000	12-01-49	17,046,015	15,112,924
30 Yr Pass Thru	3.000	01-01-50	14,743,387	13,071,423
30 Yr Pass Thru	3.000	02-01-50	36,656,380	32,018,274
30 Yr Pass Thru	3.000	12-01-51	37,669,573	33,068,073
30 Yr Pass Thru	3.000	01-01-52	35,123,335	30,975,557
30 Yr Pass Thru	3.000	02-01-52	14,910,985	13,136,141
30 Yr Pass Thru	3.000	02-01-52	32,096,123	28,245,654
30 Yr Pass Thru	3.000	02-01-52	47,800,650	41,827,156
30 Yr Pass Thru	3.000	03-01-52	123,526,879	108,823,561
30 Yr Pass Thru	3.000	04-01-52	161,370,219	140,952,158
30 Yr Pass Thru	3.000	05-01-52	12,039,991	10,648,267
30 Yr Pass Thru	3.500	11-01-40	762,608	716,774
30 Yr Pass Thru	3.500	06-01-42	801,171	749,320
30 Yr Pass Thru	3.500	08-01-42	1,732,680	1,621,779
30 Yr Pass Thru	3.500	06-01-43	7,366,224	6,887,985
30 Yr Pass Thru	3.500	07-01-43	2,325,981	2,172,233
30 Yr Pass Thru	3.500	07-01-43	2,308,058	2,156,412
30 Yr Pass Thru	3.500	01-01-45	1,492,783	1,387,172
30 Yr Pass Thru	3.500	04-01-45	4,923,584	4,573,911
30 Yr Pass Thru	3.500	04-01-45	1,270,458	1,180,230
30 Yr Pass Thru	3.500	04-01-45	5,808,421	5,395,906
30 Yr Pass Thru	3.500	01-01-46	13,883,334	12,901,675
30 Yr Pass Thru	3.500	02-01-46	9,537,474	8,851,180
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	07-01-46	6,199,677	$5,743,875
30 Yr Pass Thru	3.500	07-01-46	3,280,727	3,039,527
30 Yr Pass Thru	3.500	08-01-46	14,874,466	13,799,485
30 Yr Pass Thru	3.500	02-01-47	17,035,955	15,788,792
30 Yr Pass Thru	3.500	03-01-47	19,620,363	18,184,002
30 Yr Pass Thru	3.500	05-01-47	11,749,560	10,911,432
30 Yr Pass Thru	3.500	07-01-47	22,566,948	20,914,874
30 Yr Pass Thru	3.500	08-01-47	15,152,547	14,076,410
30 Yr Pass Thru	3.500	11-01-47	18,567,638	17,173,530
30 Yr Pass Thru	3.500	12-01-47	9,214,325	8,513,850
30 Yr Pass Thru	3.500	01-01-48	13,929,287	12,870,380
30 Yr Pass Thru	3.500	03-01-48	3,584,785	3,317,870
30 Yr Pass Thru	3.500	03-01-48	7,961,495	7,336,357
30 Yr Pass Thru	3.500	03-01-49	2,356,043	2,176,936
30 Yr Pass Thru	3.500	06-01-49	14,684,460	13,540,611
30 Yr Pass Thru	3.500	06-01-49	44,716,191	41,302,883
30 Yr Pass Thru	3.500	09-01-49	4,409,577	4,045,422
30 Yr Pass Thru	3.500	12-01-49	18,695,021	17,151,136
30 Yr Pass Thru	3.500	02-01-50	21,315,113	19,541,532
30 Yr Pass Thru	3.500	03-01-50	24,457,584	22,246,736
30 Yr Pass Thru	3.500	06-01-50	22,646,327	20,776,133
30 Yr Pass Thru	3.500	09-01-50	42,724,928	39,196,588
30 Yr Pass Thru	3.500	03-01-51	38,241,097	35,035,243
30 Yr Pass Thru	3.500	02-01-52	20,690,062	19,039,612
30 Yr Pass Thru	3.500	02-01-52	32,534,124	29,532,194
30 Yr Pass Thru	3.500	03-01-52	20,977,506	19,192,683
30 Yr Pass Thru	3.500	04-01-52	27,751,947	25,330,029
30 Yr Pass Thru	3.500	04-01-52	19,292,425	17,650,973
30 Yr Pass Thru	3.500	04-01-52	32,124,976	29,210,994
30 Yr Pass Thru	3.500	04-01-52	41,293,885	37,806,299
30 Yr Pass Thru	3.500	04-01-52	76,617,740	69,739,750
30 Yr Pass Thru	3.500	05-01-52	20,216,345	18,433,108
30 Yr Pass Thru	3.500	05-01-52	46,908,491	42,609,553
30 Yr Pass Thru	3.500	08-01-52	63,730,609	58,109,079
30 Yr Pass Thru	3.500	09-01-52	28,083,375	25,535,997
30 Yr Pass Thru	4.000	09-01-40	2,061,390	1,995,368
30 Yr Pass Thru	4.000	09-01-40	2,786,914	2,699,019
30 Yr Pass Thru	4.000	11-01-40	956,497	926,233
30 Yr Pass Thru	4.000	12-01-40	1,211,399	1,172,509
30 Yr Pass Thru	4.000	01-01-41	1,844,260	1,783,861
30 Yr Pass Thru	4.000	09-01-41	2,439,361	2,357,460
30 Yr Pass Thru	4.000	09-01-41	1,080,585	1,045,613
30 Yr Pass Thru	4.000	10-01-41	839,463	811,083
30 Yr Pass Thru	4.000	01-01-42	1,213,105	1,173,462
30 Yr Pass Thru	4.000	05-01-42	1,655,643	1,598,274
30 Yr Pass Thru	4.000	09-01-43	3,167,391	3,059,576
30 Yr Pass Thru	4.000	10-01-43	3,298,469	3,178,615
30 Yr Pass Thru	4.000	10-01-43	1,271,243	1,224,789
30 Yr Pass Thru	4.000	01-01-44	2,508,908	2,417,553
30 Yr Pass Thru	4.000	12-01-45	6,289,287	6,033,998
30 Yr Pass Thru	4.000	02-01-46	3,131,974	2,999,950
30 Yr Pass Thru	4.000	04-01-46	3,702,401	3,541,703
30 Yr Pass Thru	4.000	06-01-46	2,451,713	2,345,300
30 Yr Pass Thru	4.000	07-01-46	4,195,437	4,008,095
6	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	10-01-46	1,452,138	$1,387,295
30 Yr Pass Thru	4.000	01-01-47	5,548,859	5,328,827
30 Yr Pass Thru	4.000	03-01-47	6,157,855	5,886,733
30 Yr Pass Thru	4.000	04-01-47	6,837,591	6,562,182
30 Yr Pass Thru	4.000	11-01-47	1,642,371	1,569,033
30 Yr Pass Thru	4.000	12-01-47	4,494,546	4,293,848
30 Yr Pass Thru	4.000	12-01-47	2,338,573	2,230,493
30 Yr Pass Thru	4.000	09-01-48	2,094,973	2,001,424
30 Yr Pass Thru	4.000	10-01-48	5,836,984	5,565,397
30 Yr Pass Thru	4.000	10-01-48	7,635,903	7,280,615
30 Yr Pass Thru	4.000	01-01-49	4,715,443	4,478,357
30 Yr Pass Thru	4.000	01-01-49	3,929,431	3,731,864
30 Yr Pass Thru	4.000	02-01-49	4,987,491	4,735,168
30 Yr Pass Thru	4.000	07-01-49	8,786,028	8,366,244
30 Yr Pass Thru	4.000	07-01-49	12,326,795	11,741,690
30 Yr Pass Thru	4.000	08-01-49	25,220,203	24,023,098
30 Yr Pass Thru	4.000	02-01-50	20,789,248	19,756,987
30 Yr Pass Thru	4.000	03-01-51	79,908,547	75,940,800
30 Yr Pass Thru	4.000	08-01-51	44,768,301	42,643,324
30 Yr Pass Thru	4.000	10-01-51	151,318,325	143,615,678
30 Yr Pass Thru	4.000	04-01-52	8,531,689	8,074,066
30 Yr Pass Thru	4.000	05-01-52	42,946,946	40,348,097
30 Yr Pass Thru	4.000	05-01-52	86,068,307	80,886,952
30 Yr Pass Thru	4.000	05-01-52	49,136,304	46,377,890
30 Yr Pass Thru	4.000	06-01-52	2,366,225	2,244,481
30 Yr Pass Thru	4.000	06-01-52	44,063,924	41,865,663
30 Yr Pass Thru	4.000	06-01-52	30,235,431	28,405,794
30 Yr Pass Thru	4.000	07-01-52	33,595,297	31,793,312
30 Yr Pass Thru	4.000	07-01-52	34,174,024	32,308,959
30 Yr Pass Thru	4.000	07-01-52	26,832,234	25,367,852
30 Yr Pass Thru	4.000	07-01-52	19,071,503	17,917,429
30 Yr Pass Thru	4.000	09-01-52	59,555,706	56,305,424
30 Yr Pass Thru	4.000	09-01-53	88,315,154	83,522,909
30 Yr Pass Thru	4.500	05-01-52	30,258,872	29,441,232
30 Yr Pass Thru	4.500	06-01-52	34,915,467	33,971,999
30 Yr Pass Thru	4.500	06-01-52	80,992,191	78,677,111
30 Yr Pass Thru	4.500	07-01-52	67,401,930	65,475,313
30 Yr Pass Thru	4.500	07-01-52	45,618,465	44,457,065
30 Yr Pass Thru	4.500	07-01-52	56,766,779	55,144,158
30 Yr Pass Thru	4.500	08-01-52	41,145,187	39,776,225
30 Yr Pass Thru	4.500	08-01-52	9,068,181	8,817,478
30 Yr Pass Thru	4.500	08-01-52	66,380,323	64,171,750
30 Yr Pass Thru	4.500	08-01-52	55,317,148	53,390,231
30 Yr Pass Thru	4.500	08-01-52	38,183,055	36,912,647
30 Yr Pass Thru	4.500	09-01-52	55,203,768	53,763,833
30 Yr Pass Thru	4.500	09-01-52	148,429,054	143,258,677
30 Yr Pass Thru	4.500	09-01-52	43,936,515	42,721,825
30 Yr Pass Thru	4.500	09-01-52	20,937,666	20,358,812
30 Yr Pass Thru	4.500	10-01-52	13,722,063	13,364,137
30 Yr Pass Thru	4.500	10-01-52	15,173,764	14,735,295
30 Yr Pass Thru	4.500	10-01-52	26,888,359	26,111,380
30 Yr Pass Thru	4.500	10-01-52	8,463,408	8,229,425
30 Yr Pass Thru	4.500	10-01-52	36,346,177	35,295,900
30 Yr Pass Thru	4.500	10-01-52	24,691,151	24,008,527
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	11-01-52	28,402,746	$27,617,509
30 Yr Pass Thru	4.500	11-01-52	6,960,563	6,758,884
30 Yr Pass Thru	4.500	11-01-52	13,485,338	13,112,516
30 Yr Pass Thru	4.500	11-01-52	16,935,391	16,446,018
30 Yr Pass Thru	4.500	12-01-52	37,907,614	36,812,217
30 Yr Pass Thru	4.500	12-01-52	58,799,756	56,802,058
30 Yr Pass Thru	4.500	02-01-53	30,718,135	29,924,084
30 Yr Pass Thru	4.500	03-01-53	13,714,853	13,308,899
30 Yr Pass Thru	4.500	03-01-53	30,360,184	29,442,559
30 Yr Pass Thru	4.500	05-01-53	18,043,995	17,521,177
30 Yr Pass Thru	4.500	06-01-53	18,976,245	18,384,906
30 Yr Pass Thru	4.500	08-01-53	31,465,099	30,504,246
30 Yr Pass Thru	5.000	06-01-52	22,427,457	22,244,180
30 Yr Pass Thru	5.000	07-01-52	58,160,965	57,685,674
30 Yr Pass Thru	5.000	07-01-52	38,387,267	38,001,590
30 Yr Pass Thru	5.000	07-01-52	11,863,435	11,807,267
30 Yr Pass Thru	5.000	07-01-52	26,559,761	26,342,715
30 Yr Pass Thru	5.000	08-01-52	23,132,769	22,936,499
30 Yr Pass Thru	5.000	10-01-52	39,523,281	39,262,052
30 Yr Pass Thru	5.000	10-01-52	39,234,573	38,828,123
30 Yr Pass Thru	5.000	10-01-52	108,075,705	106,956,095
30 Yr Pass Thru	5.000	11-01-52	36,215,194	35,998,464
30 Yr Pass Thru	5.000	12-01-52	34,520,977	34,292,810
30 Yr Pass Thru	5.000	01-01-53	7,278,859	7,248,946
30 Yr Pass Thru	5.000	01-01-53	29,694,311	29,516,606
30 Yr Pass Thru	5.000	01-01-53	71,970,206	71,224,631
30 Yr Pass Thru	5.000	04-01-53	8,379,596	8,308,500
30 Yr Pass Thru	5.000	04-01-53	31,477,091	31,210,023
30 Yr Pass Thru	5.000	04-01-53	8,526,471	8,462,121
30 Yr Pass Thru	5.000	05-01-53	71,024,828	70,488,804
30 Yr Pass Thru	5.000	05-01-53	31,273,565	31,012,133
30 Yr Pass Thru	5.000	07-01-53	81,469,350	80,829,042
30 Yr Pass Thru	5.000	09-01-53	90,139,062	89,233,435
30 Yr Pass Thru	5.000	11-01-54	18,461,429	18,356,715
30 Yr Pass Thru	5.500	12-01-52	33,707,101	34,119,089
30 Yr Pass Thru	5.500	12-01-52	29,053,768	29,381,643
30 Yr Pass Thru	5.500	12-01-52	1,780,630	1,802,394
30 Yr Pass Thru	5.500	12-01-52	22,611,112	22,965,204
30 Yr Pass Thru	5.500	12-01-52	23,659,403	23,948,582
30 Yr Pass Thru	5.500	04-01-53	24,345,419	24,483,217
30 Yr Pass Thru	5.500	05-01-53	14,349,812	14,502,782
30 Yr Pass Thru	5.500	07-01-53	12,220,276	12,324,387
30 Yr Pass Thru	5.500	08-01-53	21,543,828	21,760,023
30 Yr Pass Thru	5.500	02-01-54	28,064,160	28,380,866
30 Yr Pass Thru	5.500	03-01-54	24,879,996	25,114,119
30 Yr Pass Thru	5.500	05-01-54	35,325,619	35,613,879
30 Yr Pass Thru	5.500	05-01-54	24,162,028	24,381,844
30 Yr Pass Thru	5.500	05-01-54	35,206,131	35,339,390
30 Yr Pass Thru	5.500	11-01-54	87,683,353	88,344,056
30 Yr Pass Thru	5.500	11-01-54	35,061,661	35,394,883
30 Yr Pass Thru	5.500	12-01-54	52,150,570	52,576,123
30 Yr Pass Thru	5.500	01-01-55	19,506,419	19,732,646
30 Yr Pass Thru (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%) (A)	6.997	07-01-33	188	192
8	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	09-01-31	79	$83
30 Yr Pass Thru	7.000	09-01-31	24	25
30 Yr Pass Thru	7.000	09-01-31	752	788
30 Yr Pass Thru	7.000	01-01-32	29	31
30 Yr Pass Thru	7.000	06-01-32	6	6
30 Yr Pass Thru	7.500	09-01-29	17	18
30 Yr Pass Thru	7.500	12-01-29	18	18
30 Yr Pass Thru	7.500	01-01-31	8	9
30 Yr Pass Thru	7.500	05-01-31	67	71
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	1,159	1,165
30 Yr Pass Thru	5.000	04-15-35	390	392
30 Yr Pass Thru	5.500	03-15-35	769	781
30 Yr Pass Thru	6.000	03-15-33	994	1,021
30 Yr Pass Thru	6.000	06-15-33	242	248
30 Yr Pass Thru	6.500	09-15-28	32	33
30 Yr Pass Thru	6.500	09-15-29	38	39
30 Yr Pass Thru	6.500	08-15-31	61	62
30 Yr Pass Thru	7.000	04-15-29	176	179

30 Yr Pass Thru	8.000	10-15-26	73	74
Corporate bonds 37.1%				$10,028,433,872
(Cost $10,138,293,512)
Communication services 2.5%				682,903,530
Diversified telecommunication services 0.8%
AT&T, Inc.	2.750	06-01-31	53,985,000	47,945,863
AT&T, Inc.	3.550	09-15-55	54,608,000	37,867,169
AT&T, Inc.	4.500	05-15-35	15,568,000	14,714,317
GCI LLC (B)	4.750	10-15-28	20,576,000	19,487,949
IHS Holding, Ltd. (B)	7.875	05-29-30	16,565,000	16,506,643
IHS Holding, Ltd. (B)	8.250	11-29-31	25,911,000	25,892,344
Iliad Holding SAS (B)	7.000	04-15-32	22,247,000	22,464,820
Iliad Holding SAS (B)(C)	8.500	04-15-31	7,445,000	7,930,098
Verizon Communications, Inc.	2.550	03-21-31	29,696,000	26,124,829
Windstream Services LLC (B)	8.250	10-01-31	10,483,000	10,837,063
Entertainment 0.3%
WarnerMedia Holdings, Inc.	4.279	03-15-32	66,425,000	59,671,593
WMG Acquisition Corp. (B)	3.875	07-15-30	10,281,000	9,507,440
Interactive media and services 0.1%
Match Group Holdings II LLC (B)	3.625	10-01-31	6,446,000	5,571,939
Match Group Holdings II LLC (B)	4.125	08-01-30	22,995,000	20,800,201
Media 0.7%
CCO Holdings LLC	4.500	05-01-32	10,461,000	9,217,450
Charter Communications Operating LLC	2.800	04-01-31	43,963,000	38,092,087
Charter Communications Operating LLC	6.384	10-23-35	34,913,000	35,550,218
Globo Comunicacao e Participacoes SA (B)	4.875	01-22-30	4,302,000	3,977,065
LCPR Senior Secured Financing DAC (B)(C)	5.125	07-15-29	19,816,000	14,957,913
Midcontinent Communications (B)	8.000	08-15-32	24,751,000	25,335,173
News Corp. (B)	3.875	05-15-29	16,886,000	15,967,817
Paramount Global	4.200	05-19-32	7,750,000	7,000,172
Paramount Global	4.375	03-15-43	15,893,000	12,137,492
Paramount Global	4.950	05-19-50	32,321,000	25,539,768
Sirius XM Radio, Inc. (B)	4.000	07-15-28	15,524,000	14,582,075
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.6%
Millicom International Cellular SA (B)	6.250	03-25-29	15,327,000	$15,222,100
Millicom International Cellular SA (B)	7.375	04-02-32	8,914,000	9,101,194
T-Mobile USA, Inc.	3.375	04-15-29	16,057,000	15,204,526
T-Mobile USA, Inc.	3.875	04-15-30	82,685,000	79,181,244
Vodafone Group PLC	5.625	02-10-53	16,204,000	15,600,758
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	20,338,000	20,914,210
Consumer discretionary 3.8%				1,023,031,539
Automobile components 0.0%
Dealer Tire LLC (B)	8.000	02-01-28	5,340,000	5,270,636
Automobiles 1.4%
Ford Motor Company	3.250	02-12-32	16,767,000	13,994,773
Ford Motor Credit Company LLC	4.000	11-13-30	57,448,000	52,299,375
Ford Motor Credit Company LLC	5.113	05-03-29	38,435,000	37,368,559
Ford Motor Credit Company LLC	5.800	03-08-29	30,328,000	30,366,759
Ford Motor Credit Company LLC	6.054	11-05-31	27,710,000	27,680,699
Ford Motor Credit Company LLC	6.125	03-08-34	56,726,000	55,375,699
Ford Motor Credit Company LLC	7.122	11-07-33	24,584,000	25,556,847
General Motors Financial Company, Inc.	3.600	06-21-30	71,040,000	65,653,372
General Motors Financial Company, Inc.	5.950	04-04-34	70,269,000	71,099,217
Broadline retail 0.2%
Kohl’s Corp.	4.625	05-01-31	13,785,000	10,748,965
Macy’s Retail Holdings LLC (B)(C)	5.875	04-01-29	10,521,000	10,286,655
Macy’s Retail Holdings LLC (B)	5.875	03-15-30	9,534,000	9,244,810
Macy’s Retail Holdings LLC (B)(C)	6.125	03-15-32	17,000,000	16,216,460
Rakuten Group, Inc. (B)	9.750	04-15-29	7,171,000	7,874,215
Diversified consumer services 0.0%
Service Corp. International	5.750	10-15-32	4,811,000	4,772,905
Hotels, restaurants and leisure 1.2%
Booking Holdings, Inc.	4.625	04-13-30	12,741,000	12,771,758
Caesars Entertainment, Inc. (B)(C)	6.000	10-15-32	27,575,000	26,889,017
Caesars Entertainment, Inc. (B)	6.500	02-15-32	10,207,000	10,353,005
Flutter Treasury Designated Activity Company (B)	6.375	04-29-29	8,446,000	8,646,128
Full House Resorts, Inc. (B)	8.250	02-15-28	9,712,000	9,779,013
Genting New York LLC (B)	7.250	10-01-29	7,273,000	7,512,503
Hilton Grand Vacations Borrower LLC (B)	5.000	06-01-29	20,071,000	19,144,388
Hilton Grand Vacations Borrower LLC (B)	6.625	01-15-32	21,150,000	21,389,653
Jacobs Entertainment, Inc. (B)	6.750	02-15-29	7,517,000	7,360,604
MGM Resorts International	4.750	10-15-28	32,895,000	31,952,450
Midwest Gaming Borrower LLC (B)	4.875	05-01-29	21,905,000	20,924,098
Mohegan Tribal Gaming Authority (B)	8.000	02-01-26	15,653,000	15,502,447
NCL Corp., Ltd. (B)	6.750	02-01-32	18,408,000	18,816,952
Resorts World Las Vegas LLC (B)	4.625	04-16-29	23,971,000	21,703,408
Resorts World Las Vegas LLC (B)	4.625	04-06-31	11,700,000	10,214,975
Resorts World Las Vegas LLC (B)	8.450	07-27-30	15,200,000	15,902,696
Rivers Enterprise Borrower LLC (B)	6.625	02-01-33	16,045,000	16,025,380
Royal Caribbean Cruises, Ltd. (B)	5.625	09-30-31	9,540,000	9,487,347
Royal Caribbean Cruises, Ltd. (B)	6.000	02-01-33	18,129,000	18,333,241
Royal Caribbean Cruises, Ltd. (B)	6.250	03-15-32	5,149,000	5,252,966
Travel + Leisure Company (B)	4.625	03-01-30	9,094,000	8,559,730
10	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables 0.2%
Brookfield Residential Properties, Inc. (B)	5.000	06-15-29	9,973,000	$9,208,645
Century Communities, Inc. (B)	3.875	08-15-29	14,719,000	13,420,887
KB Home (C)	4.000	06-15-31	16,411,000	14,968,995
Newell Brands, Inc.	6.375	05-15-30	14,272,000	14,226,464
Newell Brands, Inc. (C)	6.625	05-15-32	4,249,000	4,226,138
Specialty retail 0.7%
Asbury Automotive Group, Inc. (B)(C)	4.625	11-15-29	6,148,000	5,858,613
Asbury Automotive Group, Inc.	4.750	03-01-30	17,642,000	16,770,374
AutoNation, Inc.	4.750	06-01-30	22,804,000	22,436,025
AutoNation, Inc.	5.890	03-15-35	5,186,000	5,281,703
Global Auto Holdings, Ltd. (B)	8.750	01-15-32	22,028,000	20,408,453
Global Auto Holdings, Ltd. (B)	11.500	08-15-29	15,125,000	15,881,704
Group 1 Automotive, Inc. (B)	4.000	08-15-28	11,503,000	10,954,899
Lithia Motors, Inc. (B)(C)	3.875	06-01-29	7,350,000	6,809,027
Lithia Motors, Inc. (B)(C)	4.375	01-15-31	13,891,000	12,819,925
Lithia Motors, Inc. (B)	4.625	12-15-27	6,075,000	5,921,523
Saks Global Enterprises LLC (B)	11.000	12-15-29	19,228,000	17,752,845
The Michaels Companies, Inc. (B)	5.250	05-01-28	25,058,000	18,799,369
The Michaels Companies, Inc. (B)(C)	7.875	05-01-29	20,790,000	12,690,345
Valvoline, Inc. (B)	3.625	06-15-31	18,361,000	16,079,200
Velocity Vehicle Group LLC (B)	8.000	06-01-29	5,286,000	5,519,113
Textiles, apparel and luxury goods 0.1%
S&S Holdings LLC (B)	8.375	10-01-31	5,118,000	5,101,703
Tapestry, Inc.	5.100	03-11-30	7,536,000	7,563,884
Consumer staples 0.5%				142,859,059
Consumer staples distribution and retail 0.0%
Albertsons Companies, Inc. (B)	6.250	03-15-33	3,537,000	3,581,109
Performance Food Group, Inc. (B)	6.125	09-15-32	7,223,000	7,259,469
Food products 0.5%
Fiesta Purchaser, Inc. (B)	7.875	03-01-31	3,490,000	3,602,772
JBS USA LUX SA	3.625	01-15-32	19,369,000	17,428,980
JBS USA LUX SA	3.750	12-01-31	5,689,000	5,169,041
JBS USA LUX SA	5.750	04-01-33	24,533,000	24,937,353
JBS USA LUX SA (B)	5.950	04-20-35	6,377,000	6,580,745
MARB BondCo PLC (B)	3.950	01-29-31	33,594,000	28,898,795
NBM US Holdings, Inc. (B)	6.625	08-06-29	23,063,000	23,113,485
Pilgrim’s Pride Corp.	6.250	07-01-33	16,326,000	17,031,112
Personal care products 0.0%
HLF Financing Sarl LLC (B)	12.250	04-15-29	4,883,000	5,256,198
Energy 5.8%				1,568,422,931
Oil, gas and consumable fuels 5.8%
Aker BP ASA (B)	3.100	07-15-31	11,536,000	10,161,130
Aker BP ASA (B)	3.750	01-15-30	7,320,000	6,895,344
Aker BP ASA (B)	4.000	01-15-31	13,636,000	12,791,662
Aker BP ASA (B)	5.800	10-01-54	10,772,000	10,039,753
Antero Midstream Partners LP (B)	5.375	06-15-29	18,688,000	18,394,058
Antero Midstream Partners LP (B)	6.625	02-01-32	15,176,000	15,503,711
Antero Resources Corp. (B)	5.375	03-01-30	6,026,000	5,944,482
Ascent Resources Utica Holdings LLC (B)	5.875	06-30-29	21,446,000	21,183,608
Ascent Resources Utica Holdings LLC (B)	6.625	10-15-32	6,784,000	6,850,111
Blue Racer Midstream LLC (B)	7.000	07-15-29	4,612,000	4,757,619
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Blue Racer Midstream LLC (B)	7.250	07-15-32	9,910,000	$10,358,893
Buckeye Partners LP (B)	4.500	03-01-28	5,400,000	5,241,004
Cheniere Energy Partners LP	4.000	03-01-31	34,237,000	32,230,516
Cheniere Energy Partners LP	5.950	06-30-33	26,431,000	27,446,472
Cheniere Energy, Inc.	5.650	04-15-34	11,424,000	11,619,535
Civitas Resources, Inc. (B)	8.625	11-01-30	11,115,000	11,697,593
Columbia Pipelines Holding Company LLC (B)	5.681	01-15-34	18,799,000	18,924,808
Columbia Pipelines Operating Company LLC (B)	5.927	08-15-30	8,524,000	8,887,401
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33	29,417,000	30,726,122
Continental Resources, Inc. (B)	2.875	04-01-32	17,405,000	14,618,160
Continental Resources, Inc.	4.900	06-01-44	16,101,000	13,388,606
Continental Resources, Inc. (B)	5.750	01-15-31	30,610,000	31,063,961
Diamondback Energy, Inc.	5.750	04-18-54	26,171,000	25,271,286
DT Midstream, Inc. (B)	5.800	12-15-34	26,019,000	26,475,998
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	22,814,000	22,263,265
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	29,961,000	29,208,652
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	22,368,000	22,226,596
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	15,850,000	17,568,077
Energean Israel Finance, Ltd. (B)	5.375	03-30-28	6,784,000	6,483,672
Energean Israel Finance, Ltd. (B)	5.875	03-30-31	11,698,000	10,795,641
Energy Transfer LP	5.150	03-15-45	26,413,000	23,745,734
Energy Transfer LP	5.250	07-01-29	15,426,000	15,659,206
Energy Transfer LP	5.400	10-01-47	29,562,000	27,321,466
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	47,417,000	47,487,794
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	39,702,000	40,355,813
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	44,412,000	43,706,462
EQM Midstream Partners LP (B)	6.375	04-01-29	12,344,000	12,660,463
EQM Midstream Partners LP (B)	7.500	06-01-30	5,463,000	5,941,105
Expand Energy Corp.	4.750	02-01-32	19,434,000	18,424,537
Genesis Energy LP	7.875	05-15-32	11,437,000	11,506,720
Genesis Energy LP	8.000	05-15-33	12,999,000	13,129,445
Global Partners LP (B)	8.250	01-15-32	12,768,000	13,300,758
Hess Midstream Operations LP (B)	4.250	02-15-30	5,480,000	5,169,562
Hess Midstream Operations LP (B)	5.500	10-15-30	2,295,000	2,266,449
Hess Midstream Operations LP (B)	6.500	06-01-29	4,730,000	4,830,829
Howard Midstream Energy Partners LLC (B)	7.375	07-15-32	2,921,000	3,043,600
Leviathan Bond, Ltd. (B)	6.500	06-30-27	29,816,000	29,445,864
Leviathan Bond, Ltd. (B)	6.750	06-30-30	5,068,000	4,941,300
Long Ridge Energy LLC (B)	8.750	02-15-32	15,310,000	15,368,907
Matador Resources Company (B)	6.250	04-15-33	11,023,000	10,830,696
MC Brazil Downstream Trading SARL (B)	7.250	06-30-31	20,739,393	17,573,351
MPLX LP	4.950	09-01-32	13,328,000	13,111,866
MPLX LP	5.000	03-01-33	14,422,000	14,158,991
Occidental Petroleum Corp.	5.375	01-01-32	10,344,000	10,267,634
Occidental Petroleum Corp.	6.050	10-01-54	28,665,000	27,704,923
Occidental Petroleum Corp.	6.450	09-15-36	27,598,000	28,835,878
Occidental Petroleum Corp.	6.600	03-15-46	11,175,000	11,582,273
Occidental Petroleum Corp.	6.625	09-01-30	29,198,000	30,856,797
ONEOK, Inc.	5.050	11-01-34	10,775,000	10,510,982
12	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
ONEOK, Inc.	6.050	09-01-33	26,051,000	$27,302,901
ONEOK, Inc.	6.625	09-01-53	26,223,000	28,236,846
Ovintiv, Inc.	6.250	07-15-33	14,693,000	15,326,543
Ovintiv, Inc.	7.200	11-01-31	3,846,000	4,209,147
Parkland Corp. (B)	4.500	10-01-29	18,011,000	17,058,504
Parkland Corp. (B)	4.625	05-01-30	13,739,000	12,896,611
Parkland Corp. (B)	6.625	08-15-32	7,906,000	7,974,890
Sabine Pass Liquefaction LLC	4.500	05-15-30	40,906,000	40,303,349
Saudi Arabian Oil Company (B)	5.250	07-17-34	13,992,000	14,053,915
Sunoco LP	4.500	04-30-30	27,279,000	25,798,383
Sunoco LP (B)	7.000	05-01-29	14,511,000	15,037,314
Sunoco LP (B)	7.250	05-01-32	15,488,000	16,161,991
Talos Production, Inc. (B)	9.000	02-01-29	2,236,000	2,312,274
Talos Production, Inc. (B)	9.375	02-01-31	2,898,000	2,982,065
Targa Resources Corp.	5.500	02-15-35	28,190,000	28,288,638
Targa Resources Corp.	6.150	03-01-29	21,618,000	22,642,624
Targa Resources Partners LP	4.000	01-15-32	24,529,000	22,693,738
The Williams Companies, Inc.	4.650	08-15-32	20,637,000	19,999,436
Var Energi ASA (B)	8.000	11-15-32	53,489,000	60,747,337
Venture Global Calcasieu Pass LLC (B)	3.875	08-15-29	6,471,000	6,033,131
Venture Global Calcasieu Pass LLC (B)	4.125	08-15-31	12,088,000	11,015,796
Venture Global LNG, Inc. (B)	7.000	01-15-30	14,224,000	14,420,025
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (B)(D)	9.000	09-30-29	50,096,000	50,953,058
Venture Global LNG, Inc. (B)	9.500	02-01-29	23,586,000	26,046,067
Vital Energy, Inc. (B)(C)	7.875	04-15-32	15,423,000	14,869,606
Western Midstream Operating LP	4.050	02-01-30	22,009,000	20,966,739
Western Midstream Operating LP	5.450	11-15-34	13,560,000	13,408,910
Whistler Pipeline LLC (B)	5.400	09-30-29	10,294,000	10,376,344
Whistler Pipeline LLC (B)	5.700	09-30-31	13,339,000	13,549,608
Financials 10.9%				2,941,890,667
Banks 5.8%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	32,761,000	37,928,851
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	41,379,000	37,119,996
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	69,628,000	61,263,831
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	34,867,000	31,486,184
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	25,021,000	24,227,099
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	26,707,000	26,371,318
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	34,961,000	35,951,828
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%)	5.367	02-25-31	25,981,000	26,283,358
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (D)	7.625	03-15-35	7,236,000	7,250,184
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	30,914,000	32,190,841
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (B)	5.497	05-20-30	20,645,000	21,035,647
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(D)	9.250	11-17-27	10,172,000	10,914,292
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (B)	5.716	01-18-30	19,902,000	20,333,975
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	31,736,000	32,727,652
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (C)(D)	6.250	08-15-26	9,063,000	9,147,114
Citizens Financial Group, Inc.	3.250	04-30-30	24,536,000	22,547,135
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%) (E)	5.253	03-05-31	19,266,000	19,430,475
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	22,353,000	$22,851,231
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	17,109,000	17,430,508
Credit Agricole SA (B)	3.250	01-14-30	48,351,000	44,647,032
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (B)	6.316	10-03-29	29,769,000	31,184,362
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (B)	5.019	03-04-31	27,185,000	27,234,320
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	10,759,000	10,708,914
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	18,824,000	19,383,467
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (A)(D)	7.623	03-31-25	16,578,000	16,499,843
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	10,717,000	10,857,750
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	8,037,000	8,210,744
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	16,388,000	17,094,076
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	13,357,000	13,596,354
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	12,140,000	12,806,470
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	7,335,000	7,341,440
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	17,525,000	15,711,484
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	38,432,000	34,932,066
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	11,554,000	11,474,554
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	27,533,000	27,317,895
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	27,513,000	27,751,233
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	26,525,000	26,810,528
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	30,276,000	30,553,135
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	17,914,000	18,444,998
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (E)	5.121	04-04-31	26,740,000	26,872,624
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (C)(D)	6.750	09-27-31	15,865,000	15,354,034
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (D)	5.125	11-01-26	10,483,000	10,397,353
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	20,806,000	20,668,876
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (D)	7.300	11-19-34	27,222,000	27,206,339
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (D)	8.125	11-10-33	20,778,000	22,123,500
Popular, Inc.	7.250	03-13-28	23,055,000	23,935,909
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	42,607,000	42,494,812
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	11,176,000	11,469,151
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)(C)(D)	5.375	11-18-30	24,351,000	21,838,527
Societe Generale SA (5.634% to 1-19-29, then 1 Year CMT + 1.750%) (B)(C)	5.634	01-19-30	10,791,000	10,961,478
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	26,795,000	26,571,132
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	18,192,000	18,631,442
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	17,037,000	17,874,133
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	19,649,000	19,724,472
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	25,349,000	25,487,693
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	57,680,000	59,900,624
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	15,833,000	17,052,035
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	31,165,000	30,368,873
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	17,689,000	18,055,894
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	28,308,000	29,410,431
14	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	87,213,000	$78,345,212
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	25,919,000	25,850,157
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	16,072,000	16,335,265
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	39,088,000	42,367,246
Capital markets 2.8%
Ares Capital Corp.	2.875	06-15-28	21,250,000	19,853,715
Ares Capital Corp.	5.875	03-01-29	16,093,000	16,442,689
Ares Strategic Income Fund (B)	5.600	02-15-30	19,911,000	19,868,957
Ares Strategic Income Fund (B)	6.200	03-21-32	18,267,000	18,468,440
Ares Strategic Income Fund (B)	6.350	08-15-29	8,724,000	8,972,613
Blackstone Private Credit Fund (B)	5.250	04-01-30	21,991,000	21,710,169
Blackstone Private Credit Fund	5.950	07-16-29	10,638,000	10,824,837
Blackstone Private Credit Fund	6.000	01-29-32	20,778,000	20,746,687
Blackstone Private Credit Fund	7.300	11-27-28	21,361,000	22,802,293
Blackstone Secured Lending Fund	5.350	04-13-28	20,093,000	20,131,768
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	25,923,000	25,096,870
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	33,620,000	29,505,581
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	19,244,000	20,450,941
Jefferies Financial Group, Inc.	6.200	04-14-34	21,856,000	22,757,830
Lazard Group LLC	4.375	03-11-29	24,845,000	24,461,628
Macquarie Bank, Ltd. (B)	3.624	06-03-30	18,392,000	17,080,083
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	14,951,000	12,725,449
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	41,382,000	34,419,401
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	41,570,000	42,132,715
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	34,299,000	34,431,580
MSCI, Inc. (B)	3.625	11-01-31	29,573,000	26,861,549
Sixth Street Lending Partners	5.750	01-15-30	12,690,000	12,642,233
Sixth Street Lending Partners (B)	6.125	07-15-30	10,342,000	10,509,373
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%)	4.975	03-14-30	15,626,000	15,865,177
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	16,207,000	16,958,630
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	23,703,000	25,003,116
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	78,969,000	68,971,044
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	34,337,000	29,695,931
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (B)	5.428	02-08-30	21,163,000	21,576,897
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (B)	6.301	09-22-34	16,960,000	18,213,776
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (B)(D)	7.000	02-10-30	17,690,000	17,683,082
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (B)(D)	7.125	08-10-34	22,056,000	22,065,732
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (B)(D)	9.250	11-13-33	22,400,000	25,926,426
Consumer finance 0.3%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	16,913,000	17,102,074
Ally Financial, Inc.	8.000	11-01-31	21,984,000	24,856,769
Enova International, Inc. (B)	9.125	08-01-29	6,413,000	6,758,167
OneMain Finance Corp.	9.000	01-15-29	12,803,000	13,520,134
Trust Fibra Uno (B)	7.375	02-13-34	25,692,000	25,987,818
Financial services 0.7%
Apollo Debt Solutions BDC (B)	6.700	07-29-31	21,612,000	22,628,819
Apollo Debt Solutions BDC (B)	6.900	04-13-29	38,150,000	39,930,130
Atlas Warehouse Lending Company LP (B)	6.250	01-15-30	15,295,000	15,447,153
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Block, Inc.	3.500	06-01-31	8,316,000	$7,383,825
Citadel Finance LLC (B)	5.900	02-10-30	14,992,000	15,051,397
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	8,930,000	9,180,789
Enact Holdings, Inc.	6.250	05-28-29	26,149,000	26,916,230
HPS Corporate Lending Fund (B)	5.950	04-14-32	10,432,000	10,483,073
Macquarie Airfinance Holdings, Ltd. (B)	5.150	03-17-30	6,009,000	5,958,617
Nationstar Mortgage Holdings, Inc. (B)	5.125	12-15-30	6,799,000	6,420,058
Nationstar Mortgage Holdings, Inc. (B)	5.500	08-15-28	11,371,000	11,144,565
TrueNoord Capital DAC (B)	8.750	03-01-30	11,278,000	11,536,841
Insurance 1.2%
AmWINS Group, Inc. (B)	6.375	02-15-29	9,060,000	9,162,677
Athene Global Funding (B)	4.721	10-08-29	15,302,000	15,106,146
Athene Global Funding (B)	5.322	11-13-31	18,324,000	18,414,270
Athene Holding, Ltd.	3.500	01-15-31	13,549,000	12,564,502
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	10,945,000	10,963,749
Baldwin Insurance Group Holdings LLC (B)	7.125	05-15-31	7,102,000	7,262,179
CNA Financial Corp.	2.050	08-15-30	9,432,000	8,201,602
CNO Financial Group, Inc.	5.250	05-30-29	30,839,000	30,917,247
CNO Financial Group, Inc.	6.450	06-15-34	13,712,000	14,512,843
GA Global Funding Trust (B)	5.200	12-09-31	18,110,000	18,038,620
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (B)	4.700	10-15-51	17,112,000	16,632,849
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54	7,765,000	8,145,019
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (B)	4.125	12-15-51	18,704,000	17,890,308
MassMutual Global Funding II (B)	4.350	09-17-31	21,167,000	20,782,443
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	25,106,000	26,019,959
Panther Escrow Issuer LLC (B)	7.125	06-01-31	27,596,000	28,398,271
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	10,768,000	10,741,454
Ryan Specialty LLC (B)	5.875	08-01-32	19,029,000	18,914,757
SBL Holdings, Inc. (B)	5.000	02-18-31	11,336,000	10,372,900
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	28,664,000	23,848,411
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (B)	6.000	04-15-30	17,629,000	17,501,093
Starwood Property Trust, Inc. (B)	7.250	04-01-29	3,833,000	3,986,301
Health care 2.2%				586,669,216
Biotechnology 0.6%
Amgen, Inc.	5.250	03-02-30	29,858,000	30,534,744
Amgen, Inc.	5.250	03-02-33	59,863,000	60,787,432
Amgen, Inc.	5.650	03-02-53	31,273,000	31,356,766
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	29,739,000	25,335,347
Star Parent, Inc. (B)	9.000	10-01-30	7,411,000	7,757,177
Health care equipment and supplies 0.3%
Solventum Corp.	5.400	03-01-29	21,069,000	21,505,706
Solventum Corp.	5.450	03-13-31	41,785,000	42,807,837
Varex Imaging Corp. (B)	7.875	10-15-27	12,566,000	12,895,116
Health care providers and services 0.7%
Cencora, Inc. (C)	2.800	05-15-30	19,850,000	18,092,059
Centene Corp.	3.000	10-15-30	21,654,000	18,936,897
Centene Corp.	3.375	02-15-30	12,265,000	11,098,516
16	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Concentra Escrow Issuer Corp. (B)	6.875	07-15-32	3,313,000	$3,436,227
DaVita, Inc. (B)	3.750	02-15-31	10,143,000	8,898,817
DaVita, Inc. (B)	4.625	06-01-30	28,508,000	26,440,464
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	41,717,000	35,409,153
HCA, Inc.	5.450	04-01-31	21,341,000	21,727,791
Horizon Mutual Holdings, Inc. (B)	6.200	11-15-34	26,869,000	26,738,460
Rede D’Or Finance Sarl (B)	4.500	01-22-30	8,382,000	7,760,658
Universal Health Services, Inc.	2.650	10-15-30	23,802,000	20,819,732
Life sciences tools and services 0.1%
Icon Investments Six DAC	5.849	05-08-29	13,968,000	14,422,696
Pharmaceuticals 0.5%
Endo Finance Holdings, Inc. (B)(C)	8.500	04-15-31	11,518,000	12,344,612
IQVIA, Inc.	6.250	02-01-29	13,714,000	14,315,208
Royalty Pharma PLC	5.150	09-02-29	12,789,000	12,925,952
Viatris, Inc.	2.700	06-22-30	41,944,000	37,040,110
Viatris, Inc.	4.000	06-22-50	91,948,000	63,281,739
Industrials 3.8%				1,034,269,810
Aerospace and defense 0.3%
AAR Escrow Issuer LLC (B)	6.750	03-15-29	5,922,000	6,051,668
BAE Systems PLC (B)	5.125	03-26-29	16,269,000	16,477,912
Efesto Bidco S.p.A Efesto US LLC (B)	7.500	02-15-32	15,969,000	15,852,426
Embraer Netherlands Finance BV (B)	7.000	07-28-30	25,310,000	27,194,557
The Boeing Company	6.528	05-01-34	15,905,000	17,038,224
Building products 0.3%
Builders FirstSource, Inc. (B)(C)	4.250	02-01-32	19,875,000	17,984,059
Builders FirstSource, Inc. (B)	6.375	06-15-32	12,224,000	12,441,783
Builders FirstSource, Inc. (B)	6.375	03-01-34	21,446,000	21,706,676
Owens Corning	5.700	06-15-34	27,427,000	28,401,241
Commercial services and supplies 0.2%
Allied Universal Holdco LLC (B)	7.875	02-15-31	32,199,000	33,204,929
Belron UK Finance PLC (B)	5.750	10-15-29	5,793,000	5,785,006
Cimpress PLC (B)	7.375	09-15-32	19,363,000	18,675,831
Rollins, Inc. (B)	5.250	02-24-35	7,286,000	7,346,516
Construction and engineering 0.3%
Arcosa, Inc. (B)	6.875	08-15-32	3,252,000	3,329,095
Brundage-Bone Concrete Pumping Holdings, Inc. (B)	7.500	02-01-32	6,237,000	6,335,727
CIMIC Finance USA Pty, Ltd. (B)	7.000	03-25-34	14,334,000	15,377,306
Global Infrastructure Solutions, Inc. (B)	5.625	06-01-29	18,320,000	17,851,180
MasTec, Inc.	5.900	06-15-29	14,443,000	14,821,378
Quanta Services, Inc.	5.250	08-09-34	13,432,000	13,330,755
Williams Scotsman, Inc. (B)	6.625	06-15-29	8,679,000	8,840,855
Electrical equipment 0.1%
EMRLD Borrower LP (B)	6.625	12-15-30	25,268,000	25,562,928
Regal Rexnord Corp.	6.400	04-15-33	14,120,000	14,683,088
Ground transportation 0.1%
Uber Technologies, Inc.	4.800	09-15-34	8,566,000	8,351,080
Watco Companies LLC (B)	7.125	08-01-32	7,543,000	7,766,529
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	13,285,000	12,327,577
JB Poindexter & Company, Inc. (B)	8.750	12-15-31	14,759,000	15,435,848
Terex Corp. (B)	6.250	10-15-32	3,900,000	3,874,995
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines 1.5%
Air Canada 2020-1 Class C Pass Through Trust (B)	10.500	07-15-26	24,321,000	$25,901,865
American Airlines 2014-1 Class A Pass Through Trust (C)	3.700	10-01-26	9,627,663	9,433,102
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	24,274,132	23,530,268
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	4,241,550	3,963,125
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	15,587,175	14,811,225
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	17,594,535	16,956,606
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	12,151,221	11,386,916
American Airlines 2019-1 Class A Pass Through Trust (C)	3.500	02-15-32	29,745,989	26,869,546
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	21,594,629	19,869,112
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	6,256,536	5,975,260
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	22,853,942	19,946,936
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	20,691,725	19,606,980
American Airlines, Inc. (B)(C)	7.250	02-15-28	16,289,000	16,655,975
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	5,414,208	5,146,885
British Airways 2020-1 Class A Pass Through Trust (B)	4.250	11-15-32	9,253,052	8,973,151
British Airways 2020-1 Class B Pass Through Trust (B)	8.375	11-15-28	3,331,967	3,502,821
Delta Air Lines, Inc.	4.375	04-19-28	23,256,000	22,861,522
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	15,489,648	13,637,619
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	20,114,548	19,012,331
United Airlines 2018-1 Class B Pass Through Trust (C)	4.600	03-01-26	7,443,283	7,358,762
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	18,893,894	17,877,520
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	24,477,930	24,910,021
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	30,989,431	31,752,586
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	20,477,230	20,909,347
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	22,268,506	22,641,666
United Airlines, Inc. (B)	4.625	04-15-29	6,837,000	6,590,993
Professional services 0.1%
Amentum Holdings, Inc. (B)	7.250	08-01-32	2,170,000	2,214,886
Concentrix Corp. (C)	6.600	08-02-28	10,952,000	11,434,015
TriNet Group, Inc. (B)	3.500	03-01-29	8,030,000	7,364,075
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC	3.300	01-30-32	77,311,000	68,717,081
Ashtead Capital, Inc. (B)	4.250	11-01-29	14,909,000	14,407,035
Ashtead Capital, Inc. (B)	5.500	08-11-32	10,060,000	10,144,654
Ashtead Capital, Inc. (B)	5.550	05-30-33	24,342,000	24,441,928
Ashtead Capital, Inc. (B)	5.950	10-15-33	22,454,000	23,151,781
Beacon Roofing Supply, Inc. (B)	4.125	05-15-29	10,143,000	9,875,297
BlueLinx Holdings, Inc. (B)	6.000	11-15-29	20,256,000	19,614,829
WESCO Distribution, Inc. (B)	6.375	03-15-33	7,036,000	7,101,516
Transportation infrastructure 0.1%
Aeropuertos Dominicanos Siglo XXI SA (B)	7.000	06-30-34	13,840,000	14,070,436
Kingston Airport Revenue Finance, Ltd. (B)	6.750	12-15-36	5,587,000	5,600,968
Information technology 2.4%				644,318,918
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	34,687,000	30,316,580
Motorola Solutions, Inc.	2.750	05-24-31	30,132,000	26,631,564
Electronic equipment, instruments and components 0.0%
Flex, Ltd.	5.250	01-15-32	7,598,000	7,596,070
IT services 0.0%
Virtusa Corp. (B)(C)	7.125	12-15-28	5,483,000	5,385,351
18	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 1.3%
Broadcom, Inc. (B)	3.419	04-15-33	125,508,000	$112,026,144
Broadcom, Inc. (B)	3.469	04-15-34	15,572,000	13,762,789
Broadcom, Inc.	4.550	02-15-32	10,340,000	10,121,600
Foundry JV Holdco LLC (B)	5.875	01-25-34	33,018,000	33,792,858
Foundry JV Holdco LLC (B)	6.150	01-25-32	7,375,000	7,728,740
Marvell Technology, Inc.	5.950	09-15-33	12,884,000	13,570,918
Micron Technology, Inc.	2.703	04-15-32	23,367,000	20,041,156
Micron Technology, Inc.	5.300	01-15-31	15,734,000	15,947,515
Micron Technology, Inc.	5.875	09-15-33	26,116,000	27,299,789
Micron Technology, Inc.	6.750	11-01-29	46,933,000	50,406,775
Qorvo, Inc. (B)	3.375	04-01-31	20,967,000	18,358,231
Qorvo, Inc. (C)	4.375	10-15-29	14,000,000	13,391,564
Software 0.6%
AppLovin Corp.	5.375	12-01-31	15,057,000	15,366,922
Atlassian Corp.	5.250	05-15-29	15,166,000	15,412,396
Cloud Software Group, Inc. (B)	8.250	06-30-32	7,519,000	7,796,549
Cloud Software Group, Inc. (B)	9.000	09-30-29	5,166,000	5,279,781
Consensus Cloud Solutions, Inc. (B)	6.500	10-15-28	11,015,000	11,048,111
Oracle Corp.	2.950	04-01-30	29,684,000	27,229,586
Oracle Corp.	5.250	02-03-32	18,155,000	18,425,051
Oracle Corp.	5.550	02-06-53	41,479,000	39,699,720
Rocket Software, Inc. (B)	9.000	11-28-28	11,701,000	12,120,972
Technology hardware, storage and peripherals 0.3%
CDW LLC	5.100	03-01-30	8,157,000	8,150,397
CDW LLC	5.550	08-22-34	11,442,000	11,388,566
Dell International LLC	5.400	04-15-34	64,987,000	66,023,223
Materials 1.4%				378,767,547
Chemicals 0.2%
Braskem Idesa SAPI (B)(C)	6.990	02-20-32	6,400,000	4,975,866
Braskem Netherlands Finance BV (B)	4.500	01-31-30	36,631,000	31,246,694
Sasol Financing USA LLC	5.500	03-18-31	14,432,000	12,310,633
Construction materials 0.3%
Cemex SAB de CV (B)(C)	3.875	07-11-31	22,072,000	19,735,630
Cemex SAB de CV (B)	5.200	09-17-30	18,640,000	18,133,749
Cemex SAB de CV (9.125% to 6-14-28, then 5 Year CMT + 5.157%) (B)(D)	9.125	03-14-28	10,751,000	11,001,432
Quikrete Holdings, Inc. (B)	6.375	03-01-32	14,719,000	14,932,573
Quikrete Holdings, Inc. (B)	6.750	03-01-33	3,788,000	3,845,691
Vulcan Materials Company	5.350	12-01-34	10,439,000	10,595,879
Containers and packaging 0.3%
Clydesdale Acquisition Holdings, Inc. (B)	6.875	01-15-30	17,872,000	18,206,546
Clydesdale Acquisition Holdings, Inc. (B)	8.750	04-15-30	7,714,000	7,831,222
Graphic Packaging International LLC (B)(C)	3.500	03-01-29	17,145,000	15,959,248
Owens-Brockway Glass Container, Inc. (B)(C)	7.250	05-15-31	33,120,000	32,562,107
Metals and mining 0.5%
Alcoa Nederland Holding BV (B)	7.125	03-15-31	5,870,000	6,112,695
Aris Mining Corp. (B)	8.000	10-31-29	14,372,000	14,391,113
Arsenal AIC Parent LLC (B)	8.000	10-01-30	9,294,000	9,685,268
CSN Resources SA (B)	4.625	06-10-31	14,553,000	11,275,269
First Quantum Minerals, Ltd. (B)	8.000	03-01-33	5,958,000	6,069,973
First Quantum Minerals, Ltd. (B)(C)	8.625	06-01-31	8,329,000	8,679,809
Freeport-McMoRan, Inc.	4.250	03-01-30	28,698,000	27,671,266
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Freeport-McMoRan, Inc.	5.400	11-14-34	20,239,000	$20,382,636
Freeport-McMoRan, Inc.	5.450	03-15-43	16,893,000	16,099,149
Novelis Corp. (B)	4.750	01-30-30	22,832,000	21,520,245
Novelis, Inc. (B)	6.875	01-30-30	4,740,000	4,845,640
Paper and forest products 0.1%
Magnera Corp. (B)	7.250	11-15-31	30,560,000	30,697,214
Real estate 0.9%				229,862,035
Hotel and resort REITs 0.1%
XHR LP (B)	6.625	05-15-30	10,301,000	10,443,741
Real estate management and development 0.1%
CoStar Group, Inc. (B)	2.800	07-15-30	30,695,000	27,352,971
Specialized REITs 0.7%
American Tower Corp.	5.550	07-15-33	18,925,000	19,405,014
American Tower Corp.	5.650	03-15-33	18,925,000	19,522,538
GLP Capital LP	3.250	01-15-32	11,430,000	9,940,033
GLP Capital LP	4.000	01-15-30	10,907,000	10,329,782
Iron Mountain Information Management Services, Inc. (B)	5.000	07-15-32	5,490,000	5,147,967
Iron Mountain, Inc. (B)	5.250	07-15-30	13,739,000	13,263,464
Iron Mountain, Inc. (B)	6.250	01-15-33	14,712,000	14,796,932
Uniti Group LP (B)(C)	6.500	02-15-29	8,562,000	7,955,726
VICI Properties LP (B)	3.875	02-15-29	13,041,000	12,463,691
VICI Properties LP (B)	4.625	12-01-29	24,513,000	23,820,861
VICI Properties LP	5.125	11-15-31	31,437,000	31,175,573
VICI Properties LP	5.125	05-15-32	24,607,000	24,243,742
Utilities 2.9%				795,438,620
Electric utilities 1.9%
American Electric Power Company, Inc.	5.625	03-01-33	11,987,000	12,318,137
Atlantica Transmision Sur SA (B)(C)	6.875	04-30-43	12,038,141	12,693,413
Constellation Energy Generation LLC	6.125	01-15-34	10,501,000	11,105,989
Constellation Energy Generation LLC	6.500	10-01-53	14,758,000	15,872,968
Duke Energy Corp.	5.750	09-15-33	28,011,000	29,296,273
Electricite de France SA (B)	5.650	04-22-29	33,825,000	34,889,832
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (B)(D)	9.125	03-15-33	28,706,000	32,813,570
Exelon Corp.	5.125	03-15-31	15,611,000	15,798,789
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	6,199,000	6,210,941
FirstEnergy Corp.	2.650	03-01-30	15,561,000	14,024,331
Georgia Power Company	4.950	05-17-33	13,561,000	13,482,186
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	10,355,000	9,118,033
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	14,359,000	14,407,701
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	5,170,000	5,235,738
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	12,277,000	12,462,014
NRG Energy, Inc. (B)	3.625	02-15-31	14,116,000	12,597,742
NRG Energy, Inc. (B)(C)	3.875	02-15-32	28,310,000	25,227,644
NRG Energy, Inc. (B)	4.450	06-15-29	16,431,000	15,966,263
NRG Energy, Inc. (B)	5.750	07-15-29	17,703,000	17,479,377
NRG Energy, Inc. (B)	6.000	02-01-33	14,286,000	14,123,836
NRG Energy, Inc. (B)	6.250	11-01-34	14,286,000	14,335,630
NRG Energy, Inc. (B)	7.000	03-15-33	23,730,000	25,807,348
20	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)	10.250	03-15-28	17,703,000	$19,745,797
Pacific Gas & Electric Company	4.950	07-01-50	13,360,000	11,525,310
Pacific Gas & Electric Company	5.800	05-15-34	20,265,000	20,630,365
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	32,984,000	32,598,572
The Southern Company	5.200	06-15-33	9,082,000	9,128,374
The Southern Company	5.700	03-15-34	22,535,000	23,341,309
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	25,823,000	25,991,506
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)	7.200	10-15-54	9,704,000	9,712,860
Independent power and renewable electricity producers 0.4%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	15,951,962	14,163,747
Alpha Generation LLC (B)	6.750	10-15-32	9,965,000	10,106,672
Lightning Power LLC (B)	7.250	08-15-32	12,658,000	13,154,510
LLPL Capital Pte, Ltd. (B)	6.875	02-04-39	2,712,456	2,766,892
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)	8.000	10-15-26	7,457,000	7,668,294
Vistra Operations Company LLC (B)	4.300	07-15-29	38,331,000	37,200,836
Vistra Operations Company LLC (B)	6.875	04-15-32	10,160,000	10,484,978
Vistra Operations Company LLC (B)	6.950	10-15-33	25,047,000	27,292,213
Multi-utilities 0.6%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	8,746,000	8,824,987
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	28,813,000	29,436,542
Dominion Energy, Inc.	3.375	04-01-30	15,066,000	14,069,817
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	18,519,000	19,191,407
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	9,130,000	9,633,034
NiSource, Inc.	3.600	05-01-30	15,381,000	14,576,307
Sempra	5.500	08-01-33	21,527,000	21,711,615

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	19,192,000	18,493,216

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	18,685,000	18,721,705
Municipal bonds 0.0%				$11,883,634
(Cost $16,097,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	11,883,634
Term loans (F) 0.3%				$81,999,158
(Cost $82,080,607)
Financials 0.1%				17,674,467
Insurance 0.1%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.574	01-30-32	17,709,000	17,674,467
Health care 0.0%				8,542,590
Pharmaceuticals 0.0%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.324	04-23-31	8,542,590	8,542,590
Industrials 0.1%				37,392,464
Commercial services and supplies 0.1%
GFL Environmental Services, Inc., 2025 Term Loan B (G)	TBD	02-04-32	10,997,000	10,962,689
Gloves Buyer, Inc., 2025 Term Loan (G)	TBD	01-17-32	26,596,000	26,429,775
Information technology 0.0%				4,967,783
Software 0.0%
Clearwater Analytics LLC, 2025 Term Loan B (G)	TBD	02-07-32	4,974,000	4,967,783
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Materials 0.1%				$13,421,854
Construction materials 0.1%

Quikrete Holdings, Inc., 2025 Term Loan B (G)	TBD	02-10-32	13,447,000	13,421,854

Collateralized mortgage obligations 3.4%				$917,025,289
(Cost $1,185,302,220)
Commercial and residential 2.5%				666,554,502
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(H)	0.990	04-25-53	4,235,208	4,006,375
Series 2021-4, Class A1 (B)(H)	1.035	01-20-65	16,420,077	13,711,298
Series 2021-5, Class A1 (B)(H)	0.951	07-25-66	16,366,884	14,136,816
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	18,684,895	18,581,084
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(H)	1.175	10-25-48	9,163,166	8,196,157
BAHA Trust
Series 2024-MAR, Class A (B)(H)	6.171	12-10-41	23,172,000	23,820,170
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (B)(H)	3.719	11-05-32	11,565,000	7,088,767
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	4,181,988	4,109,474
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	7,800,731	7,556,315
Series 2024-5C29, Class A3	5.208	09-15-57	7,133,000	7,256,850
Series 2024-5C31, Class A3	5.609	12-15-57	7,563,000	7,826,339
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	14,652,465	14,605,838
Series 2019-B13, Class A2	2.889	08-15-57	14,154,090	13,688,992
Series 2024-V12, Class A3	5.738	12-15-57	25,068,000	26,031,937
BMO Mortgage Trust
Series 2024-5C8, Class A3 (H)	5.625	12-15-57	7,823,000	8,094,986
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(H)	0.941	02-25-49	6,020,149	5,578,717
BX Trust
Series 2019-OC11, Class A (B)	3.202	12-09-41	11,006,000	10,219,702
Series 2022-CLS, Class A (B)	5.760	10-13-27	19,433,000	19,642,012
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (B)(H)	5.820	10-12-40	20,164,000	20,714,104
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(H)	0.924	08-25-66	11,619,302	9,623,852
Series 2021-3, Class A1 (B)(H)	0.956	09-27-66	16,365,190	13,474,706
Series 2021-HX1, Class A1 (B)(H)	1.110	10-25-66	10,896,177	9,354,136
COLT Trust
Series 2020-RPL1, Class A1 (B)(H)	1.390	01-25-65	29,406,184	25,401,362
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.436	05-10-51	221,469,411	2,675,240
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (B)	2.257	08-15-37	2,822,114	2,761,677
Series 2021-NQM2, Class A1 (B)(H)	1.179	02-25-66	12,161,517	10,966,891
Series 2021-NQM3, Class A1 (B)(H)	1.015	04-25-66	8,865,982	7,687,899
Series 2021-NQM6, Class A1 (B)(H)	1.174	07-25-66	20,183,189	16,931,863
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(H)	0.797	02-25-66	2,250,328	1,936,354
Series 2021-2, Class A1 (B)(H)	0.931	06-25-66	11,457,865	9,434,047
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(H)	2.500	02-01-51	24,057,674	19,773,074
GCAT Trust
Series 2021-NQM1, Class A1 (B)(H)	0.874	01-25-66	6,557,117	5,694,524
Series 2021-NQM2, Class A1 (B)(H)	1.036	05-25-66	7,780,748	6,601,896
Series 2021-NQM3, Class A1 (B)(H)	1.091	05-25-66	12,341,411	10,594,354
GS Mortgage-Backed Securities Trust
22	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-NQM1, Class A1 (B)(H)	1.382	09-27-60	1,885,028	$1,772,272
Series 2021-NQM1, Class A1 (B)(H)	1.017	07-25-61	5,215,648	4,627,496
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (B)	0.350	05-19-37	14,401,308	217,811
Series 2007-4, Class ES IO	0.350	07-19-47	14,870,431	195,390
Series 2007-6, Class ES IO (B)	0.343	08-19-37	15,763,297	273,042
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (B)(H)	5.467	01-13-40	10,246,000	10,465,807
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(H)	1.071	06-25-56	7,279,264	6,287,209
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (B)	2.812	01-16-37	15,435,000	13,744,868
MFA Trust
Series 2021-NQM1, Class A1 (B)(H)	1.153	04-25-65	4,738,541	4,405,173
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(H)	4.316	01-15-43	7,402,000	6,699,096
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (B)(H)	4.312	11-05-41	13,013,000	12,623,255
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	7,589,393	7,030,784
OBX Trust
Series 2020-EXP2, Class A3 (B)(H)	2.500	05-25-60	4,711,471	3,992,317
Series 2021-NQM2, Class A1 (B)(H)	1.101	05-25-61	12,225,550	9,986,254
Series 2021-NQM3, Class A1 (B)(H)	1.054	07-25-61	17,645,615	14,573,953
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(H)	2.000	01-25-36	18,414,663	16,215,876
ROCK Trust
Series 2024-CNTR, Class A (B)	5.388	11-13-41	21,363,000	21,673,449
Series 2024-CNTR, Class D (B)	7.109	11-13-41	26,521,000	27,701,585
SLG Office Trust
Series 2021-OVA, Class D (B)	2.851	07-15-41	22,906,000	19,342,942
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (B)(H)	2.447	12-25-66	19,222,404	17,030,562
Towd Point Mortgage Trust
Series 2018-4, Class A1 (B)(H)	3.000	06-25-58	10,284,140	9,661,239
Series 2019-1, Class A1 (B)(H)	3.750	03-25-58	8,141,584	7,865,406
Series 2019-4, Class A1 (B)(H)	2.900	10-25-59	8,098,167	7,728,893
Series 2020-4, Class A1 (B)	1.750	10-25-60	12,963,880	11,751,213
Series 2024-4, Class A1A (B)(H)	4.417	10-27-64	10,342,769	10,444,559
Verus Securitization Trust
Series 2020-5, Class A1 (B)	2.218	05-25-65	2,650,508	2,551,564
Series 2021-3, Class A1 (B)(H)	1.046	06-25-66	11,087,528	9,554,726
Series 2021-4, Class A1 (B)(H)	0.938	07-25-66	7,708,939	6,456,220
Series 2021-5, Class A1 (B)(H)	1.013	09-25-66	12,613,799	10,713,414
Series 2021-R1, Class A1 (B)(H)	0.820	10-25-63	3,374,829	3,190,319
U.S. Government Agency 0.9%				250,470,787
Federal Home Loan Mortgage Corp.
Series T-41, Class 3A (H)	4.384	07-25-32	650	601
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	50	50
Government National Mortgage Association
Series 2008-90, Class IO	2.016	12-16-50	1,968,532	249,014
Series 2012-114, Class IO	0.628	01-16-53	7,526,293	118,200
Series 2012-120, Class IO	0.645	02-16-53	3,297,755	49,724
Series 2013-63, Class IO	0.775	09-16-51	3,822,553	98,974
Series 2016-174, Class IO	0.889	11-16-56	24,493,910	1,032,156
Series 2017-109, Class IO	0.229	04-16-57	41,107,408	552,381
Series 2017-124, Class IO	0.626	01-16-59	32,965,214	1,151,663
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-135, Class IO	0.698	10-16-58	43,879,674	$1,475,700
Series 2017-140, Class IO	0.486	02-16-59	21,906,081	614,950
Series 2017-159, Class IO	0.430	06-16-59	32,932,254	850,930
Series 2017-169, Class IO	0.577	01-16-60	80,069,092	2,526,060
Series 2017-20, Class IO	0.519	12-16-58	76,225,716	1,757,117
Series 2017-22, Class IO	0.747	12-16-57	9,948,840	358,960
Series 2017-41, Class IO	0.563	07-16-58	26,377,718	710,523
Series 2017-46, Class IO	0.651	11-16-57	45,113,327	1,704,251
Series 2017-61, Class IO	0.701	05-16-59	12,584,239	457,908
Series 2017-74, Class IO	0.420	09-16-58	41,350,026	736,973
Series 2017-89, Class IO	0.475	07-16-59	33,809,038	915,065
Series 2018-114, Class IO	0.591	04-16-60	28,026,936	1,114,020
Series 2018-158, Class IO	0.793	05-16-61	74,375,450	4,360,432
Series 2018-35, Class IO	0.538	03-16-60	65,906,057	2,170,926
Series 2018-43, Class IO	0.454	05-16-60	71,445,527	2,309,269
Series 2018-68, Class IO	0.426	01-16-60	11,618,827	359,866
Series 2018-69, Class IO	0.607	04-16-60	30,044,126	1,357,349
Series 2018-81, Class IO	0.485	01-16-60	19,577,286	809,628
Series 2018-9, Class IO	0.444	01-16-60	54,923,530	1,630,015
Series 2018-99, Class IO	0.451	06-16-60	44,898,991	1,548,782
Series 2019-131, Class IO	0.803	07-16-61	61,832,425	3,547,165
Series 2020-100, Class IO	0.781	05-16-62	73,118,593	4,401,505
Series 2020-108, Class IO	0.847	06-16-62	181,620,005	10,562,093
Series 2020-114, Class IO	0.800	09-16-62	173,955,497	9,587,644
Series 2020-118, Class IO	0.883	06-16-62	145,700,658	9,131,191
Series 2020-119, Class IO	0.607	08-16-62	71,318,592	3,345,933
Series 2020-120, Class IO	0.769	05-16-62	40,075,050	2,382,205
Series 2020-137, Class IO	0.797	09-16-62	247,281,474	14,376,599
Series 2020-150, Class IO	0.965	12-16-62	119,599,611	7,609,776
Series 2020-170, Class IO	0.835	11-16-62	161,729,035	10,467,572
Series 2020-92, Class IO	0.880	02-16-62	30,189,746	1,769,835
Series 2021-110, Class IO	0.874	11-16-63	95,583,973	6,383,002
Series 2021-163, Class IO	0.802	03-16-64	116,039,653	6,767,259
Series 2021-183, Class IO	0.871	01-16-63	87,677,351	5,109,301
Series 2021-3, Class IO	0.869	09-16-62	206,515,180	13,240,576
Series 2021-40, Class IO	0.822	02-16-63	54,416,677	3,370,270
Series 2022-150, Class IO	0.822	06-16-64	21,869,533	1,291,569
Series 2022-17, Class IO	0.802	06-16-64	135,143,120	7,714,267
Series 2022-181, Class IO	0.718	07-16-64	67,702,494	4,238,149
Series 2022-21, Class IO	0.784	10-16-63	59,715,649	3,410,552
Series 2022-53, Class IO	0.709	06-16-64	222,118,330	10,575,942
Series 2022-57, Class IO	0.757	09-16-63	164,363,340	8,739,593
Series 2023-177, Class IO	0.857	06-16-65	165,998,701	10,458,615
Series 2023-197, Class IO	1.317	09-16-65	50,871,271	4,373,011
Series 2023-30, Class IO	1.001	11-16-64	96,122,628	6,671,516
Series 2023-36, Class IO	0.935	10-16-64	153,677,521	9,865,036
Series 2023-62, Class IO	0.937	02-16-65	121,236,242	7,973,041
Series 2023-91, Class IO	0.875	04-16-65	140,866,166	10,152,492
Series 2024-193, Class IO	0.700	12-16-66	47,883,359	3,206,945
Series 2024-194, Class IO	0.973	08-16-67	95,697,373	7,536,915

Series 2025-3, Class IO	0.855	04-16-67	155,299,258	11,189,731
24	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset-backed securities 4.9%				$1,326,267,438
(Cost $1,359,666,021)
Asset-backed securities 4.9%				1,326,267,438
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-29-30	6,730,259	6,636,769
AIMCO CLO, Ltd.
Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) (A)(B)	5.700	07-22-37	6,725,000	6,747,778
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (B)	1.937	08-15-46	5,526,000	5,295,785
Series 2023-2A, Class A2 (B)	6.500	11-16-48	16,000,000	16,405,312
APIDOS CLO XLVIII, Ltd.
Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) (A)(B)	5.740	07-25-37	15,127,000	15,214,328
Aqua Finance Trust
Series 2021-A, Class A (B)	1.540	07-17-46	5,305,677	4,943,054
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	33,222,540	31,879,283
Ballyrock CLO, Ltd.
Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) (A)(B)	5.810	07-25-37	11,208,000	11,261,272
Battalion CLO XXV, Ltd.
Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) (A)(B)	5.923	03-13-37	9,709,000	9,768,341
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	32,673,044	32,168,124
Series 2021-1A, Class A1 (B)	1.530	03-15-61	31,424,971	29,978,081
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	27,140,654	25,136,059
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	20,130,500	18,399,041
Series 2022-1A, Class A (B)	2.720	01-18-47	19,338,731	17,646,639
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (B)	5.250	02-25-49	17,162,000	17,311,301
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (B)	5.835	02-25-50	8,477,000	8,673,239
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	66,952	28,789
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (B)	4.300	04-20-48	27,314,000	26,584,143
Series 2024-2A, Class A2 (B)	4.500	05-20-49	25,905,000	25,107,113
DataBank Issuer
Series 2021-1A, Class A2 (B)	2.060	02-27-51	16,189,140	15,702,439
Series 2021-1A, Class C (B)	4.430	02-27-51	3,400,000	3,268,230
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	14,315,490	14,040,358
Series 2021-1A, Class A2I (B)	2.045	11-20-51	40,965,885	39,139,433
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	6,825,000	6,405,580
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (B)	4.118	07-25-47	29,461,480	28,967,087
Series 2021-1A, Class A2I (B)	2.662	04-25-51	24,023,668	22,232,838
Driven Brands Funding LLC
Series 2020-2A, Class A2 (B)	3.237	01-20-51	20,929,375	19,864,759
Series 2021-1A, Class A2 (B)	2.791	10-20-51	29,192,274	26,885,162
FirstKey Homes Trust
Series 2021-SFR1, Class D (B)	2.189	08-17-38	23,526,000	22,641,956
Frontier Issuer LLC
Series 2024-1, Class C (B)	11.160	06-20-54	9,076,000	10,272,399
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (B)	4.980	12-11-36	13,109,000	13,362,077
GoldenTree Loan Management US CLO, Ltd.
Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) (A)(B)	5.743	07-20-37	9,917,000	9,974,310
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	6,879,222	$6,804,557
Series 2021-1A, Class A2 (B)	2.773	04-20-29	17,066,333	16,862,992
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	25,251,000	24,474,804
Hotwire Funding LLC
Series 2021-1, Class C (B)	4.459	11-20-51	6,580,000	6,346,449
Series 2024-1A, Class A2 (B)	5.893	06-20-54	6,600,000	6,719,492
Invitation Homes Trust
Series 2024-SFR1, Class A (B)	4.000	09-17-41	26,721,226	25,874,920
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (B)	5.636	02-15-55	21,582,000	21,985,806
Magnetite XL, Ltd.
Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) (A)(B)	5.752	07-15-37	15,840,000	15,927,880
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (B)	6.560	04-20-53	15,842,000	16,361,160
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	10,983,951	9,677,345
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	45,083,135	41,898,377
Series 2022-1A, Class A2 (B)	3.695	01-30-52	18,026,480	16,677,387
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	41,424,000	38,526,321
Series 2021-1, Class B1 (B)	2.410	10-20-61	17,595,000	15,995,655
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (B)	3.104	07-25-26	2,523,524	2,448,074
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) (A)(B)	5.753	04-20-37	12,112,000	12,192,787
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (A)(B)	5.693	07-20-37	12,200,000	12,255,437
Progress Residential Trust
Series 2025-SFR1, Class A (3.294% to 3-1-25, then 3.400% thereafter) (B)	3.294	02-17-42	18,421,000	17,337,493
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	855,628	854,166
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (B)	5.000	09-15-48	26,639,000	26,417,459
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (A)(B)	5.869	01-15-38	13,500,000	13,511,745
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (A)(B)	5.617	04-15-38	14,005,000	14,005,000
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	10,750,410	10,951,378
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (B)	1.070	01-15-53	8,127,619	7,322,903
Series 2024-A, Class A1A (B)	5.240	03-15-56	25,301,873	25,663,368
Series 2024-E, Class A1A (B)	5.090	10-16-56	17,866,833	18,043,391
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	26,450,635	25,733,437
Series 2021-1A, Class A2I (B)	2.190	08-20-51	22,250,868	20,079,195
Subway Funding LLC
Series 2024-1A, Class A2I (B)	6.028	07-30-54	11,893,193	12,158,141
Series 2024-1A, Class A2II (B)	6.268	07-30-54	10,768,013	11,142,525
Series 2024-3A, Class A23 (B)	5.914	07-30-54	26,627,265	27,114,230
Sunbird Engine Finance LLC
Series 2020-1A, Class A (B)	3.671	02-15-45	6,658,553	6,444,158
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (B)	5.436	06-25-54	7,622,000	7,621,145
Taco Bell Funding LLC
Series 2021-1A, Class A2I (B)	1.946	08-25-51	35,470,215	33,538,972
TIF Funding II LLC
Series 2021-1A, Class A (B)	1.650	02-20-46	14,730,146	13,197,203
26	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	31,483,372	$29,006,182
Series 2021-1A, Class A (B)	1.860	03-20-46	18,969,182	17,131,876
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (B)	5.877	04-20-55	10,772,000	11,029,296
Vantage Data Centers LLC
Series 2020-2A, Class A2 (B)	1.992	09-15-45	20,898,000	19,430,496
VR Funding LLC
Series 2020-1A, Class A (B)	2.790	11-15-50	18,996,171	17,632,190
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	27,839,634	25,323,062
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	6,300,296	5,924,455
Wingstop Funding LLC
Series 2024-1A, Class A2 (B)	5.858	12-05-54	11,985,000	12,250,485
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	20,481,160	18,944,645
Zayo Issuer LLC
Series 2025-1A, Class A2 (B)	5.648	03-20-55	18,696,000	19,005,841
Ziply Fiber Issuer LLC
Series 2024-1A, Class C (B)	11.170	04-20-54	24,421,000	26,482,479

	Shares	Value
Common stocks 0.0%		$2,029,941
(Cost $17,499,516)
Energy 0.0%		2,029,941
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (I)	75,183	2,029,941

Preferred securities 0.0%		$12,708,048
(Cost $14,443,341)
Communication services 0.0%		10,113,120
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	468,200	10,113,120
Financials 0.0%		2,594,928
Banks 0.0%
Wells Fargo & Company, 7.500%	2,139	2,594,928

	Yield (%)	Shares	Value
Short-term investments 1.6%			$428,884,750
(Cost $428,806,094)
Short-term funds 1.6%			428,884,750
John Hancock Collateral Trust (J)	4.3522(K)	42,872,612	428,884,750

Total investments (Cost $27,801,172,153) 99.9%	$27,049,352,241
Other assets and liabilities, net 0.1%	17,769,697
Total net assets 100.0%	$27,067,121,938

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	27

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,872,814,294 or 21.7% of the fund’s net assets as of 2-28-25.
(C)	All or a portion of this security is on loan as of 2-28-25. The value of securities on loan amounted to $122,791,230.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security purchased or sold on a when-issued or delayed-delivery basis.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $125,461,471.
(K)	The rate shown is the annualized seven-day yield as of 2-28-25.
28	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	3,912	Long	Jun 2025	$429,930,005	$434,598,750	$4,668,745
						$4,668,745
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	29

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$14,240,120,111	—	$14,240,120,111	—
Corporate bonds	10,028,433,872	—	10,028,433,872	—
Municipal bonds	11,883,634	—	11,883,634	—
Term loans	81,999,158	—	81,999,158	—
Collateralized mortgage obligations	917,025,289	—	917,025,289	—
Asset-backed securities	1,326,267,438	—	1,326,267,438	—
Common stocks	2,029,941	—	2,029,941	—
Preferred securities	12,708,048	$12,708,048	—	—
Short-term investments	428,884,750	428,884,750	—	—
Total investments in securities	$27,049,352,241	$441,592,798	$26,607,759,443	—
Derivatives:
Assets
Futures	$4,668,745	$4,668,745	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	42,872,612	$172,900,346	$4,387,006,147	$(4,131,161,356)	$70,864	$68,749	$4,955,029	—	$428,884,750
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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